Financial Instruments - Additional Information - Other Financial Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash flows from leases	$ 357	$ 371	$ 331
Finance expense	72	74	70
Other Financial Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Recourse of accounts receivable	$ 43	$ 52	$ 52